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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                     JUNE 30, 2008
                                                               -----------------

Check here if Amendment  / /;        Amendment Number:
                                                               -----------------

This Amendment (Check only one.):  / / is a restatement.
                                   / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CORNERCAP INVESTMENT COUNSEL, INC.
            --------------------------------------------------------------------
Address:    THE PEACHTREE, SUITE 1700
            --------------------------------------------------------------------
            1355 PEACHTREE STREET, N.E.
            --------------------------------------------------------------------
            ATLANTA, GEORGIA  30309
            --------------------------------------------------------------------

Form 13F File Number:  28-7208
                          ----------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  THOMAS E. QUINN
                           ----------------------------------------------------
         Title:                 CHIEF EXECUTIVE OFFICER
                           ----------------------------------------------------
         Phone:                 (404)  870-0700
                           ----------------------------------------------------

Signature, Place, and Date of Signing:

      /S/ THOMAS E. QUINN         ATLANTA, GEORGIA          8/13/2008
    -----------------------     --------------------     --------------
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           NONE
                                             -----------------------------------

Form 13F Information Table Entry Total:      129
                                             -----------------------------------

Form 13F Information Table Value Total:      $ 382,495
                                             ----------------------------------
                                             (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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CornerCap Investment Counsel
FORM 13F
                                    30-Jun-08

                                                                                                            Voting Authority
                                  Title of                Value   Shares/  Sh/  Put/  Invstmt   Other   ----------------------------
Name of Issuer                     class     CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------------
AT&T                               COM      00206R102     6730     199755  SH          Sole               199755
Abm Industries Inc Com             COM      000957100     1743      78350  SH          Sole                78350
American Capital Ltd.              COM      02503Y103     1629      68540  SH          Sole                68540
Amgen, Inc.                        COM      031162100     4273      90607  SH          Sole                90607
Anheuser-Busch Cos., Inc.          COM      035229103     5281      85018  SH          Sole                85018
Apache Corp.                       COM      037411105      276       1986  SH          Sole                 1986
Apogee Enterprises                 COM      037598109     2086     129074  SH          Sole               129074
Arkansas Best Corp                 COM      040790107     2809      76670  SH          Sole                76670
Arrow Electrs Inc.                 COM      042735100     4712     153388  SH          Sole               153388
Arvinmeritor Inc Ind Com           COM      043353101     3193     255848  SH          Sole               255848
Assured Guaranty Ltd               COM      G0585R106      962      53480  SH          Sole                53480
Avnet Inc.                         COM      053807103     2749     100755  SH          Sole               100755
Basic Energy Svcs Inc              COM      06985p100     4332     137508  SH          Sole               137508
Bb&t Corp.                         COM      054937107     1465      64359  SH          Sole                64359
Buckeye Technologies Com           COM      118255108     1272     150360  SH          Sole               150360
Cabelas Inc                        COM      126804301     1999     181600  SH          Sole               181600
Cascade Corp                       COM      147195101     1863      44030  SH          Sole                44030
Celestica Inc.                     COM      15101Q108       86      10230  SH          Sole                10230
Chart Inds Inc                     COM      16115q308     4832      99336  SH          Sole                99336
Chevron Corp.                      COM      166764100      236       2382  SH          Sole                 2382
Cigna Corp.                        COM      125509109     6461     182562  SH          Sole               182562
Cisco Systems Inc                  COM      17275R102      417      17934  SH          Sole                17934
Comerica, Inc.                     COM      200340107     2000      78024  SH          Sole                78024
Computer Sciences Corp.            COM      205363104     3123      66664  SH          Sole                66664
Conocophillips                     COM      20825C104     1734      18370  SH          Sole                18370
Convergys Corp.                    COM      212485106     3839     258327  SH          Sole               258327
Crane Co Delaware                  COM      224399105     2569      66663  SH          Sole                66663
Cts Corporation                    COM      126501105     2654     264050  SH          Sole               264050
Dardenrestaurants                  COM      237194105     6717     210315  SH          Sole               210315
Diebold, Inc.                      COM      253651103     3550      99763  SH          Sole                99763
Dj Wilshire Reit Etf               COM      86330E604     1100      16800  SH          Sole                16800
Donnelley & Sons Co                COM      257867101     6414     216033  SH          Sole               216033
Duke Energy Corp.                  COM      26441C105      265      15226  SH          Sole                15226
Eaton Corp.                        COM      278058102     8689     102264  SH          Sole               102264
Enpro Inds Inc                     COM      29355x107     3419      91564  SH          Sole                91564
Ensco International, Inc.          COM      26874Q100     2527      31303  SH          Sole                31303
Esterline Technologies Cp          COM      297425100     2975      60395  SH          Sole                60395
Everest Reinsurance Group Ltd      COM      G3223R108     5486      68820  SH          Sole                68820
Exxon Mobile Corp.                 COM      30231G102     1390      15771  SH          Sole                15771
Firstmerit Corp                    COM      337915102     2390     146527  SH          Sole               146527
Flextronics Intl Ltd Ord           COM      Y2573F102     2604     276970  SH          Sole               276970
Fmc Corp.                          COM      302491303     8794     113560  SH          Sole               113560

Freds Inc Cl A                     COM      356108100     1287     114518  SH          Sole               114518
Fushi Copperweld Inc Com           COM      36113E107     1410      59425  SH          Sole                59425
Gannett, Inc.                      COM      364730101     2852     131629  SH          Sole               131629
General Electric Co.               COM      369604103     2761     103453  SH          Sole               103453
Gerdau Ameristeel Corp.            COM      37373P105     4531     234747  SH          Sole               234747
Goldman Sachs Group                COM      38141G104      277       1581  SH          Sole                 1581
Goodrich Corp.                     COM      382388106     6405     134947  SH          Sole               134947
Harmonic Inc.                      COM      413160102      765      80470  SH          Sole                80470
Haynes Intl Inc                    COM      420877201     1255      21810  SH          Sole                21810
Hcc Ins Holding Inc                COM      404132102     3492     165186  SH          Sole               165186
Heidrick & Struggles Intl          COM      422819102     1387      50180  SH          Sole                50180
Helen Of Try Ltd                   COM      g4388n106     2671     165691  SH          Sole               165691
Helmerich Payne Inc                COM      423452101     3739      51917  SH          Sole                51917
Ibm                                COM      459200101      317       2675  SH          Sole                 2675
International Paper Co.            COM      460146103     3495     149985  SH          Sole               149985
Ishares Msci Eafe                  COM      464287465     1088      15846  SH          Sole                15846
Ishares Msci Emu                   COM      464286608      702       7160  SH          Sole                 7160
Ishares Msci Japan                 COM      464286848      470      37681  SH          Sole                37681
Ishares Msci Pac Ex-Japn           COM      464286665      343       2520  SH          Sole                 2520
Ishares S & P Midcap Value         COM      464287705      948      12801  SH          Sole                12801
Ishares S & P Smallcap Value       COM      464287879      542       8503  SH          Sole                 8503
Ishares Tr Russell Microcap In     COM      464288869      248       5563  SH          Sole                 5563
Ishares Tr S&p 500 Growth          COM      464287309     1080      16924  SH          Sole                16924
Ishares Tr S&p 500 Value           COM      464287408     1250      19714  SH          Sole                19714
Ishares Tr S&p Midcap 400 Grow     COM      464287606      786       8885  SH          Sole                 8885
Ishares Tr S&p Smallcap Growth     COM      464287887      358       2806  SH          Sole                 2806
Ishares Tr S&p Wld Ex-Us           COM      464288422      281       7200  SH          Sole                 7200
Johnson & Johnson                  COM      478160104      608       9457  SH          Sole                 9457
Johnson Controls, Inc.             COM      478366107     7479     260767  SH          Sole               260767
Kemet Corp                         COM      488360108     1559     481210  SH          Sole               481210
Kinetic Concepts Inc Com New       COM      49460W208     2345      58765  SH          Sole                58765
Korn Fery International            COM      500643200     1397      88840  SH          Sole                88840
Lincare Hldgs Inc                  COM      532791100     5855     206155  SH          Sole               206155
Lincoln National Corp              COM      534187109     3778      83355  SH          Sole                83355
Manpower Inc.                      COM      56418H100     2324      39912  SH          Sole                39912
Marathon Oil Corp Com              COM      565849106     7191     138629  SH          Sole               138629
Mattel, Inc                        COM      577081102     2266     132340  SH          Sole               132340
Mcg Capital Corp                   COM      58047p107      758     190400  SH          Sole               190400
Microsoft Corp.                    COM      594918104      519      18865  SH          Sole                18865
National Oilwell Varco, Inc.       COM      637071101     9524     107353  SH          Sole               107353
Navigators Group Inc Com           COM      638904102     1367      25300  SH          Sole                25300
Norfolk Southern                   COM      655844108     4391      70065  SH          Sole                70065
O M Group Inc                      COM      670872100     1924      58665  SH          Sole                58665
Occidental Petroleum Corp.         COM      674599105      217       2420  SH          Sole                 2420
Office Depot Inc.                  COM      676220106     1711     156370  SH          Sole               156370
Olin Corp $1 New                   COM      680665205     5824     222449  SH          Sole               222449
Oracle Corp.                       COM      68389X105      261      12428  SH          Sole                12428
Partnerre Ltd                      COM      G6852T105     3538      51178  SH          Sole                51178
Pepsico                            COM      713448108      385       6051  SH          Sole                 6051
Pfizer, Inc.                       COM      717081103     5171     295990  SH          Sole               295990
Plantronics Inc New Com            COM      727493108     2098      93975  SH          Sole                93975
Powershares Dbg10 Curc Com Ut      COM      73935Y102      253       9350  SH          Sole                 9350

Ppg Industries                     COM      693506107     6640     115733  SH          Sole               115733
Procter & Gamble Co.               COM      742718109      334       5485  SH          Sole                 5485
Regions Financial Corp.            COM      7591EP100      219      20106  SH          Sole                20106
Regis Corp Minn                    COM      758932107     2743     104098  SH          Sole               104098
Reinsurance Grp America            COM      759351109     4386     100777  SH          Sole               100777
Ruby Tuesday Inc Pv$.01            COM      781182100      851     157670  SH          Sole               157670
Sanderson Farms Inc  Com           COM      800013104     2403      69600  SH          Sole                69600
Schlumberger, Ltd.                 COM      806857108      267       2488  SH          Sole                 2488
Seabrt Insurance Holdin            COM      811656107     2697     186230  SH          Sole               186230
Seagate Technology                 COM      G7945J104     3587     187485  SH          Sole               187485
Sierra Wireless Inc Com            COM      826516106     1977     135440  SH          Sole               135440
Spdr Index Shs Fds S&p Intl Sm     COM      78463X871      421      13704  SH          Sole                13704
Standex Intl Corp                  COM      854231107     2608     125734  SH          Sole               125734
Syniverse Hldgs Inc                COM      87163f106     2157     133170  SH          Sole               133170
Technitrol Incorp                  COM      878555101     2845     167423  SH          Sole               167423
Terex Corp                         COM      880779103     3578      69651  SH          Sole                69651
Travelers Companies                COM      89417E109     6506     149909  SH          Sole               149909
Ttm Technologies Inc Com           COM      87305R109     2619     198235  SH          Sole               198235
Unit Corp Com                      COM      909218109     2067      24910  SH          Sole                24910
Unitedhealth Group, Inc.           COM      91324P102     4891     186322  SH          Sole               186322
Us Bancorp                         COM      902973304     6029     216157  SH          Sole               216157
Vanguard Emerging Markets  Etf     COM      922042858     1588      33928  SH          Sole                33928
Vanguard Index Funds Mid Cap E     COM      922908629      352       5042  SH          Sole                 5042
Vanguard Int'l Equity Index- A     COM      922042775      426       8034  SH          Sole                 8034
Verso Technologies Inc             COM      925317208        0      28000  SH          Sole                28000
Vf Corp.                           COM      918204108     6896      96887  SH          Sole                96887
Wabtec                             COM      929740108     3524      72490  SH          Sole                72490
Wachovia Corp. New                 COM      929903102     2190     141049  SH          Sole               141049
Washington Fedl Inc                COM      938824109     2548     140753  SH          Sole               140753
Western Digital Corp               COM      958102105     8806     255029  SH          Sole               255029
Whirlpoolcorp                      COM      963320106     2730      44230  SH          Sole                44230
Windstream Corp Com                COM      97381W104     3193     258715  SH          Sole               258715
Wyeth                              COM      983024100     5747     119833  SH          Sole               119833
REPORT SUMMARY                     128  DATA RECORDS    347000                  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.

13fopt.est file is missing. Any options in the portfolio will show incorrect values as per SEC filing requirements. To view correct values, please enter underlying security type and symbol in 13fopt.est for all such options.


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